Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFIT PLANS [Abstract]
Summary of stock based awards
	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2015	664,477	$40.9	4.23	$8,769
Vested at December 31, 2015	73,059	—	—	—
Exercisable at December 31, 2015	73,059	—	—	—
Forfeited or expired	(34,852)	—	—	(902)
Granted	250,000	12.0	—	1,937
Outstanding as of December 31, 2016	879,625	$32.0	4.41	$9,804
Vested at December 31, 2016	121,082	—	—	—
Exercisable at December 31, 2016	121,082	—	—	—
Forfeited or expired	(89,167)	—	—	(2,265)
Granted	—	—	—	—
Outstanding as of December 31, 2017	790,458	$29.8	3.80	$7,539
Vested at December 31, 2017	136,011	—	—	—
Exercisable at December 31, 2017	136,011	—	—	—
Forfeited or expired	(128,481)	—	—	(1,843)
Granted	—	—	—	—
Outstanding as of December 31, 2018	661,977	$28.2	3.36	$5,696
Restricted stock and restricted stock units
Non Vested as of December 31, 2015	372,096	$—	2.45	$8,186
Granted	254,000	—	—	3,048
Vested	(175,502)	—	—	(5,122)
Forfeited or expired	(341)	—	—	(12)
Non Vested as of December 31, 2016	450,253	$—	2.55	$6,100
Granted	435,398	—	—	5,530
Vested	(183,920)	—	—	(2,571)
Forfeited or expired	—	—	—	—
Non Vested as of December 31, 2017	701,731	$—	3.09	$9,059
Granted	287,500	—	—	863
Vested	(279,071)	—	—	(3,425)
Forfeited or expired	(450)	—	—	(7)
Non Vested as of December 31, 2018	709,710	$—	3.11	$6,490